Note 17 - Acquisition of Business - Net Assets Acquired From EdgePower Inc. (Details) $ in Thousands, $ in Millions	Mar. 31, 2018 CAD ($)	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)	Mar. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Goodwill	$ 300,673			$ 289,201
EdgePower Inc. [member]
Statement Line Items [Line Items]
Working capital		$ 993
Intangible assets		15,115
Goodwill		5,879
Deferred tax		(4,066)
Total consideration		17,921
Cash paid, net of working capital adjustment		8,286
Equity interests of acquirer		8,966
Liabilities incurred		669
Total consideration transferred, acquisition-date fair value		$ 17,921	$ 14